Lease Liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Lease Liabilities
23.
Lease LIABILITIES

	December 31, 2024	December 31, 2023
Balance, beginning of year	167,029	169,831
Acquisitions (note 5)	3,114	4,336
Additions	2,212	4,362
Lease payments	(40,510)	(45,017)
Renewals, remeasurements and dispositions	12,038	25,505
Tenant inducement allowances received	693	91
Accretion expense	7,697	7,921
Balance, end of year	152,273	167,029

Current portion	34,256	30,537
Long-term	118,017	136,492

During the year ended December 31, 2024, renewals, remeasurements and dispositions of $12.0 million mainly related to lease renewals.

The following table presents the contractual undiscounted cash flows, excluding periods covered by lessee lease extension options that have been included in the determination of the lease term, related to the Company’s lease liabilities as at December 31, 2024:

December 31, 2024
Less than one year	41,140
One to three years	69,863
Three to five years	43,632
Thereafter	26,218
Minimum lease payments	180,853

The Company has short-term leases with lease terms of 12 months or less as well as low-value leases. As these costs are incurred, they are recognized as general and administrative expense. These costs were immaterial in 2024 and 2023.